This is filed pursuant to Rule 497(e).
File Nos. 333-85164 and 811-21064.

                                                  ALLIANCEBERNSTEIN GROWTH FUNDS
                                  -AllianceBernstein Global Research Growth Fund
--------------------------------------------------------------------------------
Supplement dated February 23, 2006 to the Prospectuses dated November 1, 2005 (as amended December 30, 2005) of the AllianceBernstein Growth Funds that offer Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Global Research Growth Fund and that offer Class A, Class R, Class K and Class I shares of AllianceBernstein Global Research Growth Fund.

The following information replaces certain information in the Fund's Prospectuses under the heading "Management of the Funds - Portfolio Managers."

The Adviser's Global Research Growth Portfolio Oversight Group, comprised of senior investment professionals, in consultation with the Global Research Growth research sector heads, is responsible for determining the market sectors into which the AllianceBernstein Global Research Growth Fund's assets are invested and the percentage allocation into each sector.

The following table lists the research sector heads with the responsibility for the day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

           Employee; Year; Title                    Principal Occupation During The Past Five (5) Years
           ---------------------                    ----------------------------------------------------
Norman M. Fidel; since inception; Senior Vice       Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Jane E. Schneirov; since inception; Senior Vice     Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated in a substantially similar capacity to her
                                                    current position since prior to 2001.

Scott E. McElroy; since 2006; Senior Vice           Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Janet A. Walsh; since inception; Senior Vice        Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated in a substantially similar capacity to her
                                                    current position since prior to 2001.

Thomas A. Schmitt; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Francis X. Suozzo; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.


This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.


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